Goldman Sachs Investment Grade Credit Fund Expense Example - Class A Inst Inv Separate Account Inst R6 Shares [Member] - Goldman Sachs Investment Grade Credit Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 445
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,309
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	571
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	669
Separate Account Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	559
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	$ 559